The Company, basis of presentation and significant accounting policies (Tables)	3 Months Ended
Mar. 31, 2019
The Company, basis of presentation and significant accounting policies
Reconciliation of IFRS 16 Lease Liabilities
Reconciliation of lease liabilities upon the initial application of IFRS 16 in € THOUS

Future minimum rental payments as of December 31, 2018 (IAS 17)	5.527.638
less short-term leases	(21.936)
less leases of low-value assets	(34.145)
other	(30.066)
Gross lease liabilities as of January 1, 2019	5.441.491
Discounting	(893.957)
Lease liabilities as a result of the initial application of IFRS 16 as of January 1, 2019	4.547.534
Lease liabilities from capital leases as of December 31, 2018 (IAS 17)	36.144
Lease liabilities as of January 1, 2019	4.583.678

Leasing on the consolidated statements of income
Leasing in the consolidated statements of income
in € THOUS
For the three months ended March 31,
2019
Depreciation on right-of-use assets	168.893
Expenses relating to short-term leases	12.211
Expenses relating to leases of low-value assets	6.139
Expenses relating to variable lease payments	6.680
Income from subleasing right-of-use asset	55
Interest expense on lease liabilities	41.106

Leasing on the consolidated balance sheet
Right-of-use assets
in € THOUS
March 31,
2019
Right-of-use assets: Land	29.144
Right-of-use assets: Buildings and improvements	3.871.970
Right-of-use assets: Machinery and equipment	409.862
Right-of-use assets	4.310.976